Equity Investment (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2020	Apr. 18, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Investment (Details) [Line Items]
Description of share purchase agreement		During 2016, the Company entered into a share purchase agreement to acquire 32% of the share capital of Rail Vision and three types of warrants to purchase ordinary shares of Rail Vision (there were no outstanding warrants to purchase shares of Rail Vision as of December 31, 2021 and December 31, 2020).
Percentage of issued and outstanding				36.79%
Ordinary Shares [Member]
Equity Investment (Details) [Line Items]
Percentage of issued and outstanding					21.19%
Preferred A shares [Member] | Ordinary Shares [Member]
Equity Investment (Details) [Line Items]
Percentage of issued and outstanding	19.81%
Rail Vision Ltd [Member]
Equity Investment (Details) [Line Items]
Total investment (in Dollars)			$ 1,422
Invested amount (in Dollars)	$ 10,000				$ 10,000
Post-investment valuation (in Dollars)	$ 50,000				$ 47,000
Percentage of issued and outstanding			19.31%	19.34%	21.34%
Percentage of diluted basis			16.86%	15.83%
Knorr-Bremse [Member]
Equity Investment (Details) [Line Items]
Percentage of issued and outstanding					24.12%
Gain of equity (in Dollars)					$ 1,941
Knorr-Bremse [Member] | Warrant [Member]
Equity Investment (Details) [Line Items]
Warrants exercised, percentage					20.00%